Inventory	12 Months Ended
Oct. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

Inventory, net comprised of the following:

	October 31, 2021	October 31, 2020
Finished goods	266,106	154,586
Total, net	266,106	154,586

Inventory write-down expense was $nil and $nil for the years ended October 31, 2021 and 2020, respectively.